UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Large Cap Stock Fund

January 31, 2009

1.8813034.104

LCS-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.6%
BorgWarner, Inc.	21,300	$ 360
Gentex Corp.	204,700	1,717
Johnson Controls, Inc.	70,500	882
		2,959
Distributors - 0.4%
Li & Fung Ltd.	1,012,000	2,013
Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp. unit (a)	21,900	1,872
The Cheesecake Factory, Inc. (a)	35,600	309
		2,181
Household Durables - 1.9%
KB Home (e)	158,739	1,694
Meritage Homes Corp. (a)	33,700	371
Pulte Homes, Inc.	397,900	4,039
Ryland Group, Inc.	154,300	2,407
Toll Brothers, Inc. (a)	25,700	437
		8,948
Media - 0.6%
Time Warner, Inc.	76,000	709
Viacom, Inc. Class B (non-vtg.) (a)	135,500	1,999
		2,708
Specialty Retail - 4.4%
Best Buy Co., Inc.	42,300	1,185
Dick's Sporting Goods, Inc. (a)(e)	127,100	1,399
Home Depot, Inc.	52,800	1,137
Lowe's Companies, Inc.	311,900	5,698
Office Depot, Inc. (a)	196,700	425
Staples, Inc.	701,709	11,185
		21,029
TOTAL CONSUMER DISCRETIONARY		39,838
CONSUMER STAPLES - 5.6%
Beverages - 1.9%
Anheuser-Busch InBev NV	182,180	4,644
Anheuser-Busch InBev NV (strip VVPR) (a)	52,480	0
PepsiCo, Inc.	44,600	2,240
The Coca-Cola Co.	46,090	1,969
		8,853
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	247,600	$ 6,655
Food Products - 1.6%
Groupe Danone	37,100	1,912
Nestle SA (Reg.)	168,903	5,851
		7,763
Household Products - 0.7%
Energizer Holdings, Inc. (a)	68,000	3,239
TOTAL CONSUMER STAPLES		26,510
ENERGY - 9.5%
Energy Equipment & Services - 1.2%
BJ Services Co.	52,300	575
FMC Technologies, Inc. (a)	32,400	959
Nabors Industries Ltd. (a)	106,300	1,164
National Oilwell Varco, Inc. (a)	54,100	1,430
Schlumberger Ltd. (NY Shares)	19,300	788
Weatherford International Ltd. (a)	82,000	904
		5,820
Oil, Gas & Consumable Fuels - 8.3%
Chesapeake Energy Corp.	91,000	1,439
ConocoPhillips	170,651	8,111
Continental Resources, Inc. (a)(e)	55,600	1,149
Denbury Resources, Inc. (a)	262,918	3,218
EnCana Corp.	35,400	1,576
EOG Resources, Inc.	61,600	4,175
Exxon Mobil Corp.	39,474	3,019
Hess Corp.	101,700	5,656
Occidental Petroleum Corp.	69,900	3,813
Peabody Energy Corp.	18,800	470
Petrohawk Energy Corp. (a)	100	2
Range Resources Corp.	66,450	2,382
Ultra Petroleum Corp. (a)	108,700	3,895
Whiting Petroleum Corp. (a)	13,400	389
		39,294
TOTAL ENERGY		45,114
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 14.1%
Capital Markets - 3.8%
AllianceBernstein Holding LP	41,900	$ 716
Bank of New York Mellon Corp.	151,839	3,908
Credit Suisse Group sponsored ADR	16,300	415
Goldman Sachs Group, Inc.	46,000	3,714
Greenhill & Co., Inc.	800	52
Janus Capital Group, Inc.	94,444	496
Morgan Stanley	212,400	4,297
State Street Corp.	105,869	2,464
T. Rowe Price Group, Inc.	16,400	452
Waddell & Reed Financial, Inc. Class A	114,400	1,615
		18,129
Commercial Banks - 2.2%
PNC Financial Services Group, Inc.	7,100	231
Wells Fargo & Co.	545,353	10,307
		10,538
Consumer Finance - 0.2%
Capital One Financial Corp.	49,700	787
Diversified Financial Services - 4.6%
Bank of America Corp.	768,401	5,056
Citigroup, Inc.	323,906	1,150
Climate Exchange PLC (a)	57,100	737
JPMorgan Chase & Co.	540,519	13,789
KKR Financial Holdings LLC	720,610	1,023
		21,755
Insurance - 2.6%
ACE Ltd.	91,800	4,008
Everest Re Group Ltd.	68,425	4,311
Hartford Financial Services Group, Inc.	20,100	265
MetLife, Inc.	99,300	2,853
W.R. Berkley Corp.	35,400	937
		12,374
Real Estate Investment Trusts - 0.0%
CapitalSource, Inc.	66,803	243
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	331,900	1,195
Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc.	677,900	2,183
TOTAL FINANCIALS		67,204
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 16.8%
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (a)(e)	97,500	$ 2,056
Cephalon, Inc. (a)(e)	38,352	2,960
Cougar Biotechnology, Inc. (a)	19,278	563
CSL Ltd.	69,809	1,646
Genentech, Inc. (a)	5,900	479
Vertex Pharmaceuticals, Inc. (a)	137,500	4,544
		12,248
Health Care Equipment & Supplies - 4.6%
Conceptus, Inc. (a)	59,997	862
HeartWare International, Inc. unit (a)	1,752,787	746
Inverness Medical Innovations, Inc. (a)	832,600	20,375
		21,983
Health Care Providers & Services - 2.8%
athenahealth, Inc. (a)	53,617	1,935
Express Scripts, Inc. (a)	99,600	5,354
Medco Health Solutions, Inc. (a)	7,600	341
UnitedHealth Group, Inc.	82,200	2,329
WellPoint, Inc. (a)	75,400	3,125
		13,084
Life Sciences Tools & Services - 1.3%
AMAG Pharmaceuticals, Inc. (a)	59,230	2,088
Illumina, Inc. (a)	15,300	419
QIAGEN NV (a)	210,900	3,617
		6,124
Pharmaceuticals - 5.5%
Allergan, Inc.	109,901	4,189
Elan Corp. PLC sponsored ADR (a)	117,100	847
Merck & Co., Inc.	257,328	7,347
Pfizer, Inc.	376,200	5,485
Schering-Plough Corp.	194,000	3,407
Wyeth	116,200	4,993
		26,268
TOTAL HEALTH CARE		79,707
INDUSTRIALS - 10.3%
Aerospace & Defense - 4.4%
BE Aerospace, Inc. (a)	81,600	789
Honeywell International, Inc.	473,600	15,539
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	14,000	$ 909
Raytheon Co.	70,500	3,569
		20,806
Building Products - 0.1%
Masco Corp.	52,300	409
Electrical Equipment - 2.9%
Energy Conversion Devices, Inc. (a)(e)	45,600	1,148
Evergreen Solar, Inc. (a)(e)	444,933	983
First Solar, Inc. (a)	29,400	4,198
Q-Cells SE (a)(e)	145,800	3,584
Saft Groupe SA	38,500	945
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	128,800	1,212
Vestas Wind Systems AS (a)	37,100	1,812
		13,882
Industrial Conglomerates - 0.9%
General Electric Co.	76,200	924
Siemens AG sponsored ADR (e)	56,600	3,173
		4,097
Machinery - 1.6%
Cummins, Inc.	59,800	1,434
Danaher Corp.	45,500	2,545
Deere & Co.	25,700	893
Navistar International Corp. (a)	63,900	1,941
Parker Hannifin Corp.	9,700	371
SPX Corp.	16,600	699
		7,883
Road & Rail - 0.4%
Con-way, Inc.	65,500	1,443
Old Dominion Freight Lines, Inc. (a)	19,400	487
		1,930
TOTAL INDUSTRIALS		49,007
INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 7.3%
Cisco Systems, Inc. (a)	928,300	13,897
Corning, Inc.	792,150	8,009
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	317,600	$ 4,497
QUALCOMM, Inc.	246,700	8,523
		34,926
Computers & Peripherals - 3.0%
Apple, Inc. (a)	77,300	6,967
Hewlett-Packard Co.	204,700	7,113
		14,080
Electronic Equipment & Components - 0.8%
Avnet, Inc. (a)	129,400	2,565
BYD Co. Ltd. (H Shares)	206,000	384
Everlight Electronics Co. Ltd.	241,000	318
LG Display Co. Ltd. sponsored ADR (e)	62,600	596
		3,863
Internet Software & Services - 2.0%
Equinix, Inc. (a)	8,900	475
Google, Inc. Class A (sub. vtg.) (a)	24,513	8,298
Omniture, Inc. (a)	52,500	477
		9,250
IT Services - 4.2%
Cognizant Technology Solutions Corp. Class A (a)	533,002	9,983
MasterCard, Inc. Class A	23,500	3,191
The Western Union Co.	287,300	3,925
Visa, Inc.	62,300	3,075
		20,174
Semiconductors & Semiconductor Equipment - 7.5%
Applied Materials, Inc.	298,014	2,792
ARM Holdings PLC sponsored ADR	738,400	2,961
ASML Holding NV (NY Shares)	317,300	5,248
Globe Specialty Metals, Inc. (Reg. S) (a)	77,400	503
Intel Corp.	77,100	995
KLA-Tencor Corp.	37,300	747
Lam Research Corp. (a)	196,400	3,969
MEMC Electronic Materials, Inc. (a)	708,700	9,638
National Semiconductor Corp.	177,100	1,796
Taiwan Semiconductor Manufacturing Co. Ltd.	1,451,397	1,775
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	522,522	3,940
Varian Semiconductor Equipment Associates, Inc. (a)	61,300	1,167
		35,531
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.5%
Adobe Systems, Inc. (a)	92,900	$ 1,794
Autonomy Corp. PLC (a)	237,603	3,768
Electronic Arts, Inc. (a)	110,500	1,706
Microsoft Corp.	168,600	2,883
Salesforce.com, Inc. (a)	42,620	1,134
VMware, Inc. Class A (a)	35,400	733
		12,018
TOTAL INFORMATION TECHNOLOGY		129,842
MATERIALS - 2.7%
Chemicals - 1.8%
Albemarle Corp.	152,400	3,391
Monsanto Co.	49,500	3,765
W.R. Grace & Co. (a)	300,900	1,736
		8,892
Metals & Mining - 0.7%
AMG Advanced Metallurgical Group NV (a)	159,345	1,344
Reliance Steel & Aluminum Co.	28,000	620
Timminco Ltd. (a)(e)	433,100	1,222
		3,186
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	32,800	897
TOTAL MATERIALS		12,975
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Global Crossing Ltd. (a)	34,100	209
Qwest Communications International, Inc.	289,400	932
Verizon Communications, Inc.	334,630	9,995
		11,136
UTILITIES - 2.0%
Electric Utilities - 2.0%
Entergy Corp.	37,800	2,886
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Exelon Corp.	93,200	$ 5,053
FPL Group, Inc.	26,600	1,371
		9,310
TOTAL COMMON STOCKS (Cost $627,002)		470,643
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75% (Cost $424)	10,100	473
Convertible Bonds - 0.4%
	Principal Amount (000s)
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)	$ 3,361	1,118
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
Energy Conversion Devices, Inc. 3% 6/15/13	1,210	702
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp.:
6% 9/30/14 (d)(g)	1,360	170
7.75% 6/1/15 (d)	2,950	61
		231
TOTAL CONVERTIBLE BONDS (Cost $2,310)		2,051
Money Market Funds - 3.5%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c) (Cost $16,482)	16,481,522	$ 16,482
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $646,218)		489,649
NET OTHER ASSETS - (3.0)%		(14,090)
NET ASSETS - 100%		$ 475,559
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,118,000 or 0.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	814
Total	$ 838
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 489,649	$ 478,432	$ 9,175	$ 2,042
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 170
Total Realized Gain (Loss)	(12)
Total Unrealized Gain (Loss)	(318)
Cost of Purchases	2,280
Proceeds of Sales	(78)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 2,042

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $670,397,000. Net unrealized depreciation aggregated $180,748,000, of which $17,781,000 related to appreciated investment securities and $198,529,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Stock Fund

January 31, 2009

1.813018.104

MCS-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 0.2%
Ford Motor Co. (a)(d)	5,000,000	$ 9,350
Diversified Consumer Services - 0.6%
American Public Education, Inc. (a)	250,000	9,790
Corinthian Colleges, Inc. (a)	1,000,000	18,680
		28,470
Hotels, Restaurants & Leisure - 1.2%
Burger King Holdings, Inc.	1,000,000	22,250
Chipotle Mexican Grill, Inc. Class B (a)	400,000	18,208
Darden Restaurants, Inc.	500,000	13,110
		53,568
Household Durables - 1.1%
M.D.C. Holdings, Inc.	600,000	18,384
Mohawk Industries, Inc. (a)	600,000	19,266
NVR, Inc. (a)	35,000	14,913
		52,563
Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (a)(d)(e)	800,000	16,176
Media - 2.5%
Discovery Communications, Inc. (a)	750,000	10,875
Grupo Televisa SA de CV (CPO) sponsored ADR	5,000,000	69,950
JumpTV, Inc. (a)	3,000,000	930
National CineMedia, Inc. (e)	3,600,000	36,288
		118,043
Specialty Retail - 3.1%
Best Buy Co., Inc.	500,000	14,010
Dick's Sporting Goods, Inc. (a)(d)	1,300,000	14,313
Eddie Bauer Holdings, Inc. (a)	1,100,000	825
Home Depot, Inc.	800,000	17,224
Lowe's Companies, Inc.	800,000	14,616
O'Reilly Automotive, Inc. (a)	300,000	8,721
Sherwin-Williams Co.	450,000	21,488
Staples, Inc.	3,300,000	52,602
		143,799
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc. (a)	3,500,000	31,465
TOTAL CONSUMER DISCRETIONARY		453,434
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	800,000	$ 21,504
Rite Aid Corp. (a)	7,500,000	2,100
		23,604
ENERGY - 8.7%
Energy Equipment & Services - 2.1%
National Oilwell Varco, Inc. (a)	1,000,000	26,440
Noble Corp.	1,500,000	40,725
North American Energy Partners, Inc. (a)(e)	2,300,000	4,761
Weatherford International Ltd. (a)	2,500,000	27,575
		99,501
Oil, Gas & Consumable Fuels - 6.6%
Arch Coal, Inc.	1,400,000	21,266
Comstock Resources, Inc. (a)	900,000	34,317
CONSOL Energy, Inc.	450,000	12,267
EXCO Resources, Inc. (a)	1,000,000	10,140
Hess Corp.	900,000	50,049
Newfield Exploration Co. (a)(d)	900,000	17,271
OPTI Canada, Inc. (a)	3,000,000	3,916
Peabody Energy Corp.	500,000	12,500
Plains Exploration & Production Co. (a)	1,500,000	31,680
Southwestern Energy Co. (a)	1,600,000	50,640
Ultra Petroleum Corp. (a)	1,300,200	46,586
Whiting Petroleum Corp. (a)	500,000	14,500
		305,132
TOTAL ENERGY		404,633
FINANCIALS - 11.8%
Capital Markets - 0.2%
T. Rowe Price Group, Inc.	400,000	11,032
Commercial Banks - 2.4%
Associated Banc-Corp.	1,000,000	15,650
City National Corp.	300,000	10,383
First Horizon National Corp. (d)	1,500,000	14,280
Huntington Bancshares, Inc.	2,000,000	5,760
PNC Financial Services Group, Inc.	800,000	26,016
Wells Fargo & Co.	1,200,000	22,680
Wintrust Financial Corp. (e)	1,200,000	16,044
		110,813
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.3%
CIT Group, Inc.	1,500,000	$ 4,185
IntercontinentalExchange, Inc. (a)	200,000	11,386
		15,571
Insurance - 8.6%
ACE Ltd.	1,000,000	43,660
Arch Capital Group Ltd. (a)	500,000	30,075
Axis Capital Holdings Ltd.	1,800,000	43,668
Brown & Brown, Inc.	1,200,000	22,956
Everest Re Group Ltd.	1,000,000	63,000
Markel Corp. (a)	50,000	13,502
Montpelier Re Holdings Ltd.	3,700,000	52,318
Platinum Underwriters Holdings Ltd.	600,000	16,686
The Chubb Corp.	700,000	29,806
Validus Holdings Ltd.	2,000,000	45,640
W.R. Berkley Corp.	1,500,000	39,720
		401,031
Thrifts & Mortgage Finance - 0.3%
People's United Financial, Inc.	800,000	13,088
TOTAL FINANCIALS		551,535
HEALTH CARE - 19.8%
Biotechnology - 4.4%
Biogen Idec, Inc. (a)	1,250,000	60,813
BioMarin Pharmaceutical, Inc. (a)	1,000,000	19,260
Celgene Corp. (a)	600,000	31,770
Cephalon, Inc. (a)(d)	1,100,000	84,898
Geron Corp. (a)	300,000	2,352
Osiris Therapeutics, Inc. (a)(d)	100,000	2,005
StemCells, Inc. (a)(d)	800,000	2,160
		203,258
Health Care Equipment & Supplies - 7.8%
Boston Scientific Corp. (a)	4,000,000	35,480
Conceptus, Inc. (a)	500,000	7,180
Covidien Ltd.	1,300,000	49,842
DENTSPLY International, Inc.	600,000	16,146
Edwards Lifesciences Corp. (a)	500,000	28,745
Inverness Medical Innovations, Inc. (a)	1,750,000	42,823
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Masimo Corp. (a)	1,400,000	$ 38,878
St. Jude Medical, Inc. (a)	4,000,000	145,476
		364,570
Health Care Providers & Services - 6.4%
DaVita, Inc. (a)	400,000	18,800
Express Scripts, Inc. (a)	1,000,000	53,760
Henry Schein, Inc. (a)	350,000	13,101
Humana, Inc. (a)	800,000	30,344
Laboratory Corp. of America Holdings (a)	300,000	17,760
McKesson Corp.	750,000	33,150
Medco Health Solutions, Inc. (a)	2,500,000	112,325
MEDNAX, Inc. (a)	600,000	20,142
		299,382
Life Sciences Tools & Services - 0.7%
QIAGEN NV (a)	2,000,000	34,300
Pharmaceuticals - 0.5%
Elan Corp. PLC sponsored ADR (a)	202,100	1,461
Warner Chilcott Ltd. (a)	1,490,000	20,488
		21,949
TOTAL HEALTH CARE		923,459
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc. (a)	400,000	32,324
BE Aerospace, Inc. (a)	1,500,000	14,505
Precision Castparts Corp.	290,000	18,836
		65,665
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	800,100	36,789
Building Products - 0.3%
Masco Corp.	1,750,000	13,685
Commercial Services & Supplies - 4.6%
Casella Waste Systems, Inc. Class A (a)	1,500,000	4,140
Republic Services, Inc.	4,500,000	116,370
Waste Connections, Inc. (a)	500,000	14,510
Waste Management, Inc.	2,500,000	77,975
		212,995
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.8%
MasTec, Inc. (a)	3,300,000	$ 35,079
Machinery - 1.0%
Pall Corp.	1,750,000	45,623
Professional Services - 0.6%
CoStar Group, Inc. (a)(e)	1,000,000	29,620
Road & Rail - 2.4%
Con-way, Inc.	1,100,000	24,233
J.B. Hunt Transport Services, Inc.	1,000,000	22,270
Landstar System, Inc.	1,500,000	53,805
Old Dominion Freight Lines, Inc. (a)	500,000	12,540
		112,848
Transportation Infrastructure - 0.3%
Mundra Port and SEZ Ltd.	2,000,000	15,651
TOTAL INDUSTRIALS		567,955
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 6.6%
Adtran, Inc.	1,500,000	22,725
Comverse Technology, Inc. (a)(e)	13,000,000	82,160
Corning, Inc.	2,500,000	25,275
Finisar Corp. (a)	11,000,000	5,610
Infinera Corp. (a)(d)	2,900,000	19,894
Juniper Networks, Inc. (a)	7,000,000	99,120
QUALCOMM, Inc.	1,500,000	51,825
		306,609
Computers & Peripherals - 0.8%
NCR Corp. (a)	3,000,000	37,650
Electronic Equipment & Components - 3.2%
Arrow Electronics, Inc. (a)	1,850,000	35,280
Avnet, Inc. (a)	1,250,000	24,775
Flextronics International Ltd. (a)	20,000,000	52,200
LG Display Co. Ltd. sponsored ADR (d)	1,500,000	14,280
Tyco Electronics Ltd.	1,500,000	21,240
		147,775
Internet Software & Services - 0.9%
GSI Commerce, Inc. (a)(d)	2,000,000	17,140
Move, Inc. (a)(e)	14,200,000	23,998
		41,138
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.5%
Genpact Ltd. (a)	3,000,000	$ 24,570
Telvent GIT SA (e)	2,200,000	31,944
WNS Holdings Ltd. sponsored ADR (a)	1,900,000	12,350
		68,864
Semiconductors & Semiconductor Equipment - 8.9%
Altera Corp.	3,000,000	46,140
Analog Devices, Inc.	1,000,000	19,980
Applied Micro Circuits Corp. (a)(e)	6,400,000	25,600
ARM Holdings PLC sponsored ADR	2,500,000	10,025
Broadcom Corp. Class A (a)	2,000,000	31,700
Integrated Device Technology, Inc. (a)	2,000,000	11,480
Marvell Technology Group Ltd. (a)	5,000,000	36,450
Microchip Technology, Inc. (d)	2,000,000	37,940
Micron Technology, Inc. (a)	2,000,000	7,440
National Semiconductor Corp.	1,500,000	15,210
ON Semiconductor Corp. (a)	9,000,000	37,530
PMC-Sierra, Inc. (a)	9,500,000	46,265
Samsung Electronics Co. Ltd.	70,000	24,306
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,000,000	52,780
Xilinx, Inc.	800,000	13,480
		416,326
Software - 1.2%
Symantec Corp. (a)	1,500,000	22,995
TIBCO Software, Inc. (a)	4,800,000	25,680
VMware, Inc. Class A (a)	500,000	10,350
		59,025
TOTAL INFORMATION TECHNOLOGY		1,077,387
MATERIALS - 6.3%
Chemicals - 1.2%
Airgas, Inc.	900,000	31,779
Chemtura Corp.	5,000,000	3,750
Nalco Holding Co.	1,000,000	9,810
Valspar Corp.	500,000	8,675
		54,014
Metals & Mining - 5.1%
Agnico-Eagle Mines Ltd. (d)	1,600,000	85,492
Goldcorp, Inc.	500,000	14,814
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	3,000,000	$ 58,158
Newmont Mining Corp.	1,200,000	47,736
Silver Wheaton Corp. (a)	3,700,000	24,207
Timminco Ltd. (a)(d)	3,500,000	9,879
		240,286
TOTAL MATERIALS		294,300
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 5.7%
Global Crossing Ltd. (a)(e)	4,500,000	27,630
Level 3 Communications, Inc. (a)	15,000,000	15,000
PAETEC Holding Corp. (a)	3,000,000	4,050
Qwest Communications International, Inc. (d)	40,000,000	128,800
tw telecom, inc. (a)(e)	11,500,000	87,975
		263,455
Wireless Telecommunication Services - 1.1%
Crown Castle International Corp. (a)	1,500,000	29,280
Leap Wireless International, Inc. (a)(d)	500,000	12,600
Vivo Participacoes SA sponsored ADR	750,000	10,635
		52,515
TOTAL TELECOMMUNICATION SERVICES		315,970
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	1,500,000	11,865
TOTAL COMMON STOCKS (Cost $6,794,553)		4,624,142
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% 3/26/09 (Cost $6,500)	$ 6,500	6,498
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.78% (b)	13,276,220	$ 13,276
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	268,394,012	268,394
TOTAL MONEY MARKET FUNDS (Cost $281,670)		281,670
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $7,082,723)		4,912,310
NET OTHER ASSETS - (5.3)%		(245,276)
NET ASSETS - 100%		$ 4,667,034
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,673
Fidelity Securities Lending Cash Central Fund	7,141
Total	$ 9,814
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Reprographics Co.	$ 47,610	$ -	$ 52,173	$ -	$ -
Applied Micro Circuits Corp.	48,180	8,335	439	-	25,600
Blue Nile, Inc.	74,505	23,053	46,233	-	16,176
Casella Waste Systems, Inc. Class A	26,034	910	6,602	-	-
CDI Corp.	54,400	-	28,750	520	-
Champion Enterprises, Inc.	51,600	-	12,346	-	-
Cogent Communications Group, Inc.	52,525	-	43,613	-	-
Comverse Technology, Inc.	279,200	22,556	31,430	-	82,160
CoStar Group, Inc.	83,913	114	25,899	-	29,620
Fleetwood Enterprises, Inc.	20,700	-	11,405	-	-
Global Crossing Ltd.	83,600	11,078	12,334	-	27,630
GSI Commerce, Inc.	64,728	1,021	31,821	-	-
Hain Celestial Group, Inc.	59,232	-	63,322	-	-
JumpTV, Inc.	3,871	-	1,020	-	-
Massey Energy Co.	235,485	-	130,976	413	-
MasTec, Inc.	40,950	829	16,871	-	-
Mentor Corp.	51,223	-	53,441	700	-
Morgans Hotel Group Co.	41,970	-	43,404	-	-
Move, Inc.	48,825	3,517	6,921	-	23,998
National CineMedia, Inc.	91,968	-	9,941	2,065	36,288
North American Energy Partners, Inc.	48,540	108	3,349	-	4,761
PMC-Sierra, Inc.	91,298	7,467	26,155	-	-
SAVVIS, Inc.	76,913	-	71,131	-	-
Telvent GIT SA	75,735	1,913	10,915	1,262	31,944
Time Warner Telecom, Inc. Class A (sub. vtg.)	235,200	-	-	-	-
tw telecom, inc.	-	42,380	25,539	-	87,975
Visteon Corp.	30,380	-	30,648	-	-
Western Refining, Inc.	35,035	-	31,348	-	-
Wintrust Financial Corp.	38,897	-	377	221	16,044
Total	$ 2,092,517	$ 123,281	$ 828,403	$ 5,181	$ 382,196
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,912,310	$ 4,807,697	$ 104,613	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $7,101,400,000. Net unrealized depreciation aggregated $2,189,090,000, of which $224,939,000 related to appreciated investment securities and $2,414,029,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Retirement
Fund

January 31, 2009

1.813037.104

SMR-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.7%
Household Durables - 3.4%
Ethan Allen Interiors, Inc.	78,500	$ 894,115
Meritage Homes Corp. (a)	280,000	3,085,600
		3,979,715
Specialty Retail - 6.3%
Penske Auto Group, Inc.	225,158	1,670,672
The Men's Wearhouse, Inc.	180,400	2,101,660
Tsutsumi Jewelry Co. Ltd.	168,600	3,707,784
		7,480,116
TOTAL CONSUMER DISCRETIONARY		11,459,831
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 0.9%
Ingles Markets, Inc. Class A	72,600	1,035,276
Personal Products - 2.7%
Nutraceutical International Corp. (a)	374,031	3,269,031
TOTAL CONSUMER STAPLES		4,304,307
ENERGY - 5.5%
Energy Equipment & Services - 2.8%
Superior Energy Services, Inc. (a)	214,400	3,340,352
Oil, Gas & Consumable Fuels - 2.7%
Mariner Energy, Inc. (a)	323,830	3,205,917
TOTAL ENERGY		6,546,269
FINANCIALS - 19.8%
Capital Markets - 3.4%
Affiliated Managers Group, Inc. (a)	50,000	2,009,500
optionsXpress Holdings, Inc.	90,000	980,100
Sparx Group Co. Ltd.	9,500	1,078,440
		4,068,040
Commercial Banks - 2.2%
Associated Banc-Corp.	121,000	1,893,650
Intervest Bancshares Corp. Class A	196,178	735,668
		2,629,318
Insurance - 7.7%
Aspen Insurance Holdings Ltd.	127,106	2,809,043
IPC Holdings Ltd.	73,200	1,878,312
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Max Capital Group Ltd.	85,000	$ 1,445,850
Reinsurance Group of America, Inc.	85,000	3,028,550
		9,161,755
Real Estate Investment Trusts - 1.8%
CapitalSource, Inc.	569,300	2,072,252
Real Estate Management & Development - 1.9%
Jones Lang LaSalle, Inc.	95,000	2,242,950
Thrifts & Mortgage Finance - 2.8%
Washington Federal, Inc.	265,000	3,254,200
TOTAL FINANCIALS		23,428,515
HEALTH CARE - 12.7%
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc. (a)	230,000	3,638,600
Health Care Providers & Services - 7.9%
American Dental Partners, Inc. (a)	94,707	635,484
MEDNAX, Inc. (a)	103,600	3,477,852
PSS World Medical, Inc. (a)	175,000	2,779,000
VCA Antech, Inc. (a)	130,000	2,446,600
		9,338,936
Pharmaceuticals - 1.7%
Perrigo Co.	71,100	2,086,785
TOTAL HEALTH CARE		15,064,321
INDUSTRIALS - 13.5%
Commercial Services & Supplies - 6.4%
Copart, Inc. (a)	60,100	1,447,809
HNI Corp. (d)	244,000	3,223,240
United Stationers, Inc. (a)	105,000	2,941,050
		7,612,099
Machinery - 3.2%
Graco, Inc.	80,000	1,701,600
Nippon Thompson Co. Ltd.	493,000	2,015,178
		3,716,778
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.8%
Landstar System, Inc.	37,500	$ 1,345,125
P.A.M. Transportation Services, Inc. (a)	164,600	823,000
		2,168,125
Trading Companies & Distributors - 2.1%
Interline Brands, Inc. (a)	305,791	2,446,328
TOTAL INDUSTRIALS		15,943,330
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 5.1%
JDS Uniphase Corp. (a)	500,000	1,815,000
Polycom, Inc. (a)	70,000	983,500
ViaSat, Inc. (a)	145,000	3,213,200
		6,011,700
Electronic Equipment & Components - 6.1%
Diploma PLC	850,000	1,417,033
Macnica, Inc.	175,700	2,346,834
Ryoyo Electro Corp.	244,300	1,981,117
SYNNEX Corp. (a)	93,050	1,428,318
		7,173,302
Internet Software & Services - 3.7%
DealerTrack Holdings, Inc. (a)	256,609	2,922,777
LoopNet, Inc. (a)	219,378	1,425,957
		4,348,734
IT Services - 2.0%
Wright Express Corp. (a)	205,000	2,390,300
Semiconductors & Semiconductor Equipment - 1.5%
Miraial Co. Ltd.	180,900	1,741,549
Software - 0.8%
MICROS Systems, Inc. (a)	70,000	1,008,000
TOTAL INFORMATION TECHNOLOGY		22,673,585
MATERIALS - 3.6%
Chemicals - 0.7%
Spartech Corp.	276,200	875,554
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 2.9%
Carpenter Technology Corp.	205,000	$ 3,382,500
TOTAL MATERIALS		4,258,054
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
Cogent Communications Group, Inc. (a)	390,300	2,595,495
UTILITIES - 1.6%
Gas Utilities - 1.6%
Southwest Gas Corp.	74,012	1,906,549
TOTAL COMMON STOCKS (Cost $145,118,972)		108,180,256
Nonconvertible Preferred Stocks - 3.3%

CONSUMER DISCRETIONARY - 1.2%
Household Durables - 1.2%
M/I Homes, Inc. Series A, 9.75%	205,373	1,439,665
FINANCIALS - 2.1%
Real Estate Investment Trusts - 1.6%
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	254,700	1,884,780
Thrifts & Mortgage Finance - 0.5%
Fannie Mae Series S, 8.25%	547,900	602,690
TOTAL FINANCIALS		2,487,470
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,900,826)		3,927,135
Convertible Bonds - 4.7%
	Principal Amount
CONSUMER DISCRETIONARY - 2.2%
Specialty Retail - 2.2%
United Auto Group, Inc. 3.5% 4/1/26	$ 4,000,000	2,569,720
Convertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 2.5%
Real Estate Investment Trusts - 2.5%
SL Green Realty Corp. 3% 3/30/27 (e)	$ 5,000,000	$ 3,032,992
TOTAL CONVERTIBLE BONDS (Cost $4,698,138)		5,602,712
Money Market Funds - 2.5%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	358,679	358,679
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	2,588,000	2,588,000
TOTAL MONEY MARKET FUNDS (Cost $2,946,679)		2,946,679
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $158,664,615)		120,656,782
NET OTHER ASSETS - (1.9)%		(2,295,612)
NET ASSETS - 100%		$ 118,361,170
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,032,992 or 2.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 40,157
Fidelity Securities Lending Cash Central Fund	167,217
Total	$ 207,374
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 120,656,782	$ 102,183,168	$ 18,473,614	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $159,304,234. Net unrealized depreciation aggregated $38,647,452, of which $5,294,192 related to appreciated investment securities and $43,941,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Stock Fund

January 31, 2009

1.813072.104

SLC-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	800,000	$ 4,936
Hotels, Restaurants & Leisure - 3.6%
Burger King Holdings, Inc.	882,600	19,638
Chipotle Mexican Grill, Inc.:
Class A (a)	103,800	4,957
Class B (a)	393,300	17,903
Denny's Corp. (a)	4,457,207	7,666
Jack in the Box, Inc. (a)	984,283	22,235
		72,399
Household Durables - 0.2%
Ethan Allen Interiors, Inc.	360,300	4,104
Media - 2.6%
DISH Network Corp. Class A (a)	500,000	6,420
Focus Media Holding Ltd. ADR (a)(d)	797,200	5,883
Informa PLC	1,200,000	4,171
Ipsos SA	539,300	11,500
Virgin Media, Inc.	5,610,250	25,471
		53,445
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	416,576	13,635
Fourlis Holdings SA	485,191	3,342
Shoe Carnival, Inc. (a)(e)	927,670	7,282
The Men's Wearhouse, Inc.	795,949	9,273
		33,532
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear, Inc. (a)	960,640	10,297
TOTAL CONSUMER DISCRETIONARY		178,713
CONSUMER STAPLES - 7.8%
Food & Staples Retailing - 2.2%
The Great Atlantic & Pacific Tea Co. (a)(d)(e)	3,922,500	27,928
Winn-Dixie Stores, Inc. (a)	1,243,600	17,087
		45,015
Food Products - 5.6%
Chiquita Brands International, Inc. (a)(e)	3,411,570	47,694
Fresh Del Monte Produce, Inc. (a)	1,491,731	35,951
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Global Bio-Chem Technology Group Co. Ltd.	39,418,000	$ 5,681
Ralcorp Holdings, Inc. (a)	421,700	24,973
		114,299
TOTAL CONSUMER STAPLES		159,314
ENERGY - 4.2%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc. (a)	540,000	8,991
BJ Services Co.	843,677	9,280
Exterran Holdings, Inc. (a)	69,134	1,532
Hornbeck Offshore Services, Inc. (a)(d)	499,501	8,861
NATCO Group, Inc. Class A (a)	399,304	6,840
Parker Drilling Co. (a)	1,694,893	3,593
Superior Energy Services, Inc. (a)	550,000	8,569
		47,666
Oil, Gas & Consumable Fuels - 1.9%
Cabot Oil & Gas Corp.	200,200	5,503
Denbury Resources, Inc. (a)	500,000	6,120
Mariner Energy, Inc. (a)	500,000	4,950
Petrobank Energy & Resources Ltd. (a)	486,400	7,698
Petroleum Development Corp. (a)	230,430	3,975
Quicksilver Gas Services LP (e)	626,900	8,777
Stone Energy Corp. (a)	200,000	1,716
		38,739
TOTAL ENERGY		86,405
FINANCIALS - 8.0%
Capital Markets - 5.0%
Affiliated Managers Group, Inc. (a)	700,600	28,157
GLG Partners, Inc.	1,176,057	2,411
GLG Partners, Inc. warrants 12/28/11 (a)	2,143,507	171
Goldman Sachs Group, Inc.	130,000	10,495
Janus Capital Group, Inc.	2,877,176	15,105
KKR Private Equity Investors, LP (a)	6,225,000	14,567
Morgan Stanley	750,000	15,173
State Street Corp.	650,000	15,126
		101,205
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.2%
The NASDAQ Stock Market, Inc. (a)	190,000	$ 4,146
Insurance - 2.8%
Allied World Assurance Co. Holdings Ltd.	284,200	10,714
Assured Guaranty Ltd.	1,800,000	13,734
Endurance Specialty Holdings Ltd.	461,000	12,567
Markel Corp. (a)	16,000	4,320
MBIA, Inc. (d)	2,211,900	8,538
Montpelier Re Holdings Ltd.	599,400	8,476
		58,349
TOTAL FINANCIALS		163,700
HEALTH CARE - 10.4%
Biotechnology - 5.0%
Alkermes, Inc. (a)	1,591,800	18,258
Alnylam Pharmaceuticals, Inc. (a)	100	2
Amylin Pharmaceuticals, Inc. (a)	692,679	8,007
BB BIOTECH AG	134,610	7,950
BioMarin Pharmaceutical, Inc. (a)	300,000	5,778
Geron Corp. (a)(d)	300,000	2,352
Myriad Genetics, Inc. (a)(d)	680,000	50,708
ONYX Pharmaceuticals, Inc. (a)	332,597	10,121
		103,176
Health Care Equipment & Supplies - 1.9%
Intuitive Surgical, Inc. (a)(d)	100,000	10,323
Kinetic Concepts, Inc. (a)	500,000	12,050
RTI Biologics, Inc. (a)	2,212,390	5,420
Zoll Medical Corp. (a)	639,596	10,240
		38,033
Life Sciences Tools & Services - 3.3%
Covance, Inc. (a)	149,793	5,782
Exelixis, Inc. (a)(d)	1,574,626	7,763
ICON PLC sponsored ADR	450,050	9,046
Illumina, Inc. (a)	253,591	6,938
Life Technologies Corp. (a)	490,000	12,475
Medtox Scientific, Inc. (a)(e)	833,221	5,283
PAREXEL International Corp. (a)	540,132	5,342
QIAGEN NV (a)	880,600	15,102
		67,731
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Renovo Group PLC (a)(e)	10,920,310	$ 3,879
TOTAL HEALTH CARE		212,819
INDUSTRIALS - 21.1%
Air Freight & Logistics - 1.5%
Forward Air Corp. (d)	1,162,232	23,547
UTI Worldwide, Inc.	598,725	6,562
		30,109
Airlines - 3.9%
AMR Corp. (a)	2,872,250	17,061
Delta Air Lines, Inc. (a)	2,849,100	19,659
JetBlue Airways Corp. (a)	3,100,000	17,453
UAL Corp.	670,000	6,325
US Airways Group, Inc. (a)	3,301,106	18,717
		79,215
Commercial Services & Supplies - 3.5%
Corrections Corp. of America (a)(d)	889,043	12,251
GeoEye, Inc. (a)	445,421	7,684
The Geo Group, Inc. (a)	834,798	12,355
Waste Connections, Inc. (a)	980,600	28,457
Waste Services, Inc. (a)	1,993,577	10,107
		70,854
Construction & Engineering - 1.2%
Impregilo SpA (a)	6,010,800	15,345
Orion Marine Group, Inc. (a)	999,590	9,896
		25,241
Electrical Equipment - 2.5%
American Superconductor Corp. (a)(d)	564,683	9,137
China High Speed Transmission Equipment Group Co. Ltd.	12,941,000	15,162
Q-Cells SE (a)(d)	190,150	4,674
Renewable Energy Corp. AS (a)(d)	993,800	10,027
Sunpower Corp. Class B (a)	227,371	6,007
Vestas Wind Systems AS (a)	100,200	4,895
		49,902
Machinery - 0.6%
AGCO Corp. (a)	200,000	4,256
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Hansen Transmission International NV (a)	4,288,000	$ 6,589
Kverneland ASA (a)	1,585,430	1,144
		11,989
Professional Services - 2.1%
Diamond Management & Technology Consultants, Inc.	1,158,741	3,013
FTI Consulting, Inc. (a)	125,814	5,160
Huron Consulting Group, Inc. (a)	710,455	35,509
		43,682
Road & Rail - 5.8%
Celadon Group, Inc. (a)(e)	1,570,433	12,281
Con-way, Inc.	1,016,646	22,397
Frozen Food Express Industries, Inc. (e)	1,741,240	7,174
J.B. Hunt Transport Services, Inc.	344,544	7,673
Knight Transportation, Inc.	2,431,559	32,437
Landstar System, Inc.	359,200	12,885
Marten Transport Ltd. (a)	1,028,052	18,155
P.A.M. Transportation Services, Inc. (a)	518,816	2,594
Quality Distribution, Inc. (a)(e)	1,265,360	2,948
		118,544
TOTAL INDUSTRIALS		429,536
INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 0.7%
Oplink Communications, Inc. (a)(e)	1,572,835	11,120
Polycom, Inc. (a)	200,000	2,810
		13,930
Computers & Peripherals - 2.4%
SanDisk Corp. (a)(d)	3,071,321	35,105
Sun Microsystems, Inc. (a)	1,600,000	6,656
Synaptics, Inc. (a)	100,000	2,357
TPV Technology Ltd.	26,000,000	5,821
		49,939
Electronic Equipment & Components - 4.8%
Avnet, Inc. (a)	481,500	9,543
BYD Co. Ltd. (H Shares)	17,500,000	32,616
DDi Corp. (a)(e)	1,530,960	5,175
HannStar Display Corp.	74,442,355	8,901
Ingram Micro, Inc. Class A (a)	1,150,744	14,120
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Itron, Inc. (a)(d)	228,500	$ 14,921
Meadville Holdings Ltd.	30,589,000	2,781
SYNNEX Corp. (a)(d)	657,064	10,086
		98,143
Internet Software & Services - 1.3%
Art Technology Group, Inc. (a)	5,460,292	9,337
DealerTrack Holdings, Inc. (a)	1,012,233	11,529
Goldleaf Financial Solutions, Inc. (a)	620,004	434
Groupe Open SA (e)	1,061,016	5,814
		27,114
IT Services - 9.4%
Alliance Data Systems Corp. (a)(d)	2,327,872	96,813
CACI International, Inc. Class A (a)	348,548	15,737
CyberSource Corp. (a)	1,078,471	12,866
Devoteam SA (e)	596,000	8,012
ExlService Holdings, Inc. (a)	1,000,000	7,950
Fidelity National Information Services, Inc.	300,000	4,773
Metavante Holding Co. (a)	278,302	4,038
Perot Systems Corp. Class A (a)	3,106,376	40,352
		190,541
Semiconductors & Semiconductor Equipment - 12.2%
Advanced Analogic Technologies, Inc. (a)	1,698,888	5,114
ARM Holdings PLC sponsored ADR	4,222,500	16,932
ASML Holding NV (NY Shares)	272,643	4,510
Asyst Technologies, Inc. (a)	2,000,054	540
Cirrus Logic, Inc. (a)	1,563,378	4,409
Cree, Inc. (a)	200,000	3,986
Cymer, Inc. (a)	539,580	11,007
Cypress Semiconductor Corp. (a)(d)	1,580,900	7,130
FormFactor, Inc. (a)	1,045,365	16,266
Himax Technologies, Inc. sponsored ADR	18,830,574	31,635
KLA-Tencor Corp.	250,000	5,010
Kulicke & Soffa Industries, Inc. (a)	2,000,166	3,060
LTX-Credence Corp. (a)	5,618,380	1,629
MEMC Electronic Materials, Inc. (a)	2,061,200	28,032
Micron Technology, Inc. (a)(d)	8,499,200	31,617
MIPS Technologies, Inc. (a)(e)	4,220,290	7,090
Novellus Systems, Inc. (a)	925,000	12,756
NVIDIA Corp. (a)	2,534,833	20,152
ON Semiconductor Corp. (a)	1,555,071	6,485
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PDF Solutions, Inc. (a)(e)	2,815,641	$ 4,195
Photronics, Inc. (a)	1,595,228	2,536
PMC-Sierra, Inc. (a)	2,600,000	12,662
Power Integrations, Inc.	280,000	5,452
Rudolph Technologies, Inc. (a)(e)	1,993,177	5,601
		247,806
Software - 0.5%
Jack Henry & Associates, Inc.	300,000	5,340
Synopsys, Inc. (a)	300,000	5,550
		10,890
TOTAL INFORMATION TECHNOLOGY		638,363
MATERIALS - 5.5%
Metals & Mining - 4.8%
AMG Advanced Metallurgical Group NV (a)(d)	1,153,941	9,736
Compass Minerals International, Inc.	323,630	19,473
Lihir Gold Ltd. (a)	25,556,202	50,715
Lihir Gold Ltd. sponsored ADR (a)(d)	846,120	17,049
		96,973
Paper & Forest Products - 0.7%
Schweitzer-Mauduit International, Inc.	680,600	14,565
TOTAL MATERIALS		111,538
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.1%
Cbeyond, Inc. (a)	1,003,179	15,790
Premiere Global Services, Inc. (a)	650,000	6,299
		22,089
Wireless Telecommunication Services - 0.9%
NII Holdings, Inc. (a)	922,200	17,891
TOTAL TELECOMMUNICATION SERVICES		39,980
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Plambeck Neue Energien AG (a)(d)(e)	4,124,000	$ 10,032
TOTAL COMMON STOCKS (Cost $2,986,681)		2,030,400
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
LifeMasters Supported SelfCare, Inc.:
Series F (f)	461,818	1,515
Series H (f)	46,051	295
		1,810
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (a)(f)	39,076	0
TOTAL PREFERRED STOCKS (Cost $11,433)		1,810
Money Market Funds - 5.9%

Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c) (Cost $120,406)	120,406,274	120,406
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $3,118,520)		2,152,616
NET OTHER ASSETS - (5.6)%		(114,920)
NET ASSETS - 100%		$ 2,037,696
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,810,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
LifeMasters Supported SelfCare, Inc.: Series F	6/24/02	$ 5,100
Series H	12/17/07	$ 368
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,718
Fidelity Securities Lending Cash Central Fund	3,225
Total	$ 4,943
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alliance Fiber Optic Products, Inc.	$ 4,083	$ -	$ 2,583	$ -	$ -
Amerigon, Inc.	25,041	-	6,372	-	-
Bell Microproducts, Inc.	4,068	-	5,159	-	-
BioLase Technology, Inc.	4,561	-	5,007	-	-
Carmike Cinemas, Inc.	10,521	-	2,313	225	-
Carriage Services, Inc. Class A	9,838	-	8,197	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Celadon Group, Inc.	$ 24,452	$ -	$ 8,150	$ -	$ 12,281
Chiquita Brands International, Inc.	-	53,216	874	-	47,694
CryptoLogic Ltd.	11,721	1,521	5,798	63	-
DDi Corp.	9,439	-	932	-	5,175
DEI Holdings, Inc.	-	-	2,465	-	-
Devoteam SA	23,652	-	3,644	282	8,012
Directed Electronics, Inc.	5,001	-	-	-	-
ENGlobal Corp.	20,949	-	26,959	-	-
Famous Dave's of America, Inc.	8,538	-	7,864	-	-
Forward Air Corp.	56,531	23,990	26,904	399	-
Frozen Food Express Industries, Inc.	13,283	-	9	157	7,174
Goldleaf Financial Solutions, Inc.	2,459	-	804	-	-
Groupe Open SA	17,259	40	40	285	5,814
InnerWorkings, Inc.	55,937	589	31,159	-	-
Intermap Technologies Corp.	15,725	-	12,289	-	-
Knight Transportation, Inc.	96,202	-	56,453	476	-
Lee Enterprises, Inc.	20,042	-	13,491	493	-
Marten Transport Ltd.	31,442	-	15,192	-	-
Medialink Worldwide, Inc.	711	-	392	-	-
Medtox Scientific, Inc.	13,298	-	-	-	5,283
MIPS Technologies, Inc.	19,929	-	415	-	7,090
Mothers Work, Inc.	7,381	-	7,203	-	-
New Frontier Media, Inc.	10,538	-	5,097	-	-
Next Fifteen Communications Group PLC	3,841	-	3,632	31	-
Nord Anglia Education PLC	11,628	-	18,974	-	-
Oplink Communications, Inc.	15,383	31	236	-	11,120
P.A.M. Transportation Services, Inc.	12,193	-	3,762	-	-
PDF Solutions, Inc.	13,459	-	-	-	4,195
Perot Systems Corp. Class A	101,687	-	53,221	-	-
Plambeck Neue Energien AG	19,958	-	-	-	10,032
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Quality Distribution, Inc.	$ 6,174	$ 402	$ 1,591	$ -	$ 2,948
Quicksilver Gas Services LP	-	12,390	-	671	8,777
RDM Corp.	3,092	-	1,863	-	-
Renovo Group PLC	-	6,721	-	-	3,879
Rudolph Technologies, Inc.	20,251	-	-	-	5,601
Saia, Inc.	12,995	-	15,166	-	-
Shoe Carnival, Inc.	11,908	988	-	-	7,282
SI International, Inc.	16,066	-	12,999	-	-
Sinclair Broadcast Group, Inc. Class A	46,440	-	33,450	1,133	-
SMART Modular Technologies (WWH), Inc.	27,220	2,713	17,163	-	-
SourceForge, Inc.	12,080	-	9,121	-	-
The Geo Group, Inc.	99,537	-	61,719	-	-
The Great Atlantic & Pacific Tea Co.	-	50,083	579	-	27,928
Triumph Group, Inc.	55,678	-	57,235	18	-
USA Truck, Inc.	12,152	-	12,290	-	-
Xantrex Technology, Inc.	6,674	10,031	24,390	-	-
Total	$ 1,031,017	$ 162,715	$ 583,156	$ 4,233	$ 180,285
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,152,616	$ 2,029,129	$ 121,677	$ 1,810
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 2,261
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(451)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 1,810

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,130,184,000. Net unrealized depreciation aggregated $977,568,000, of which $111,830,000 related to appreciated investment securities and $1,089,398,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® 500 Index Fund

January 31, 2009

1.813073.104

SMI-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.1%
Johnson Controls, Inc.	828,324	$ 10,362
The Goodyear Tire & Rubber Co. (a)	336,372	2,075
		12,437
Automobiles - 0.1%
Ford Motor Co. (a)(d)	3,330,221	6,228
General Motors Corp. (d)	851,025	2,562
Harley-Davidson, Inc. (d)	324,572	3,953
		12,743
Distributors - 0.1%
Genuine Parts Co.	222,264	7,117
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	148,527	12,099
H&R Block, Inc.	472,511	9,795
		21,894
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp. unit	609,214	11,082
Darden Restaurants, Inc.	193,390	5,071
International Game Technology	410,831	4,355
Marriott International, Inc. Class A	408,803	6,668
McDonald's Corp.	1,553,748	90,148
Starbucks Corp. (a)	1,025,335	9,679
Starwood Hotels & Resorts Worldwide, Inc.	255,150	3,858
Wyndham Worldwide Corp.	247,201	1,515
Wynn Resorts Ltd. (a)(d)	85,885	2,583
Yum! Brands, Inc.	644,836	18,455
		153,414
Household Durables - 0.3%
Black & Decker Corp.	83,774	2,422
Centex Corp.	173,301	1,475
D.R. Horton, Inc.	384,058	2,289
Fortune Brands, Inc.	208,981	6,687
Harman International Industries, Inc. (d)	81,616	1,313
KB Home	104,951	1,120
Leggett & Platt, Inc.	217,752	2,720
Lennar Corp. Class A	196,972	1,515
Newell Rubbermaid, Inc.	386,435	3,122
Pulte Homes, Inc. (d)	297,927	3,024
Snap-On, Inc.	80,074	2,417
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
The Stanley Works	109,845	$ 3,434
Whirlpool Corp. (d)	102,468	3,426
		34,964
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (d)	448,365	26,373
Expedia, Inc. (a)	292,012	2,608
		28,981
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (d)	374,251	1,695
Hasbro, Inc.	172,708	4,167
Mattel, Inc.	499,674	7,090
		12,952
Media - 2.4%
CBS Corp. Class B	947,857	5,422
Comcast Corp. Class A	4,014,597	58,814
Gannett Co., Inc. (d)	318,009	1,835
Interpublic Group of Companies, Inc. (a)	664,327	2,212
McGraw-Hill Companies, Inc. (d)	438,433	9,641
Meredith Corp. (d)	50,378	805
News Corp. Class A	3,206,252	20,488
Omnicom Group, Inc.	433,275	11,217
Scripps Networks Interactive, Inc. Class A	125,552	2,696
The DIRECTV Group, Inc. (a)(d)	761,366	16,674
The New York Times Co. Class A (d)	162,368	807
The Walt Disney Co.	2,580,452	53,364
Time Warner, Inc.	5,001,151	46,661
Viacom, Inc. Class B (non-vtg.) (a)	855,296	12,616
Washington Post Co. Class B	8,356	3,264
		246,516
Multiline Retail - 0.7%
Big Lots, Inc. (a)	114,476	1,540
Family Dollar Stores, Inc. (d)	194,780	5,409
JCPenney Co., Inc.	309,738	5,188
Kohl's Corp. (a)	424,797	15,594
Macy's, Inc.	586,292	5,247
Nordstrom, Inc. (d)	222,195	2,820
Sears Holdings Corp. (a)(d)	77,569	3,174
Target Corp.	1,049,424	32,742
		71,714
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	121,332	$ 2,166
AutoNation, Inc. (a)(d)	150,391	1,396
AutoZone, Inc. (a)(d)	53,341	7,088
Bed Bath & Beyond, Inc. (a)(d)	362,036	8,410
Best Buy Co., Inc.	470,891	13,194
Gamestop Corp. Class A (a)	228,314	5,658
Gap, Inc.	650,023	7,332
Home Depot, Inc.	2,363,579	50,888
Limited Brands, Inc.	377,212	2,988
Lowe's Companies, Inc.	2,043,255	37,330
Office Depot, Inc. (a)	383,210	828
RadioShack Corp.	174,359	1,998
Sherwin-Williams Co. (d)	136,894	6,537
Staples, Inc.	994,509	15,852
Tiffany & Co., Inc. (d)	171,621	3,561
TJX Companies, Inc.	580,405	11,271
		176,497
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	455,752	6,654
Jones Apparel Group, Inc.	116,301	402
NIKE, Inc. Class B	546,933	24,749
Polo Ralph Lauren Corp. Class A	78,431	3,218
VF Corp.	122,762	6,877
		41,900
TOTAL CONSUMER DISCRETIONARY		821,129
CONSUMER STAPLES - 12.4%
Beverages - 2.5%
Brown-Forman Corp. Class B (non-vtg.)	136,724	6,209
Coca-Cola Enterprises, Inc.	442,137	4,965
Constellation Brands, Inc. Class A (sub. vtg.) (a)	271,368	3,940
Dr Pepper Snapple Group, Inc. (a)	353,655	5,818
Molson Coors Brewing Co. Class B (d)	207,487	8,356
Pepsi Bottling Group, Inc.	188,389	3,634
PepsiCo, Inc.	2,165,151	108,756
The Coca-Cola Co.	2,773,712	118,493
		260,171
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	601,783	27,098
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
CVS Caremark Corp.	2,002,195	$ 53,819
Kroger Co.	909,595	20,466
Safeway, Inc. (d)	597,636	12,807
SUPERVALU, Inc.	295,197	5,178
Sysco Corp.	835,239	18,617
Wal-Mart Stores, Inc.	3,116,928	146,870
Walgreen Co.	1,379,964	37,825
Whole Foods Market, Inc. (d)	195,613	2,005
		324,685
Food Products - 1.9%
Archer Daniels Midland Co.	894,256	24,485
Campbell Soup Co.	286,816	8,711
ConAgra Foods, Inc.	623,263	10,658
Dean Foods Co. (a)	214,615	4,151
General Mills, Inc.	465,809	27,553
H.J. Heinz Co.	438,350	16,000
Hershey Co. (d)	231,213	8,620
Kellogg Co.	351,196	15,344
Kraft Foods, Inc. Class A	2,048,061	57,448
McCormick & Co., Inc. (non-vtg.)	181,220	5,806
Sara Lee Corp.	985,487	9,884
The J.M. Smucker Co.	165,102	7,454
Tyson Foods, Inc. Class A	421,152	3,727
		199,841
Household Products - 3.0%
Clorox Co.	193,375	9,698
Colgate-Palmolive Co.	703,605	45,762
Kimberly-Clark Corp.	576,809	29,688
Procter & Gamble Co.	4,162,268	226,844
		311,992
Personal Products - 0.2%
Avon Products, Inc.	594,285	12,153
Estee Lauder Companies, Inc. Class A (d)	161,516	4,240
		16,393
Tobacco - 1.7%
Altria Group, Inc.	2,872,330	47,508
Lorillard, Inc.	234,301	13,932
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	2,820,242	$ 104,772
Reynolds American, Inc.	235,656	8,997
		175,209
TOTAL CONSUMER STAPLES		1,288,291
ENERGY - 13.6%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	428,719	14,285
BJ Services Co.	406,971	4,477
Cameron International Corp. (a)	306,021	7,087
ENSCO International, Inc.	197,710	5,409
Halliburton Co.	1,245,953	21,493
Nabors Industries Ltd. (a)	396,715	4,344
National Oilwell Varco, Inc. (a)	581,777	15,382
Noble Corp.	367,946	9,990
Rowan Companies, Inc.	157,535	1,994
Schlumberger Ltd. (NY Shares)	1,667,537	68,052
Smith International, Inc.	305,099	6,926
Weatherford International Ltd. (a)	949,498	10,473
		169,912
Oil, Gas & Consumable Fuels - 12.0%
Anadarko Petroleum Corp.	639,932	23,511
Apache Corp.	466,551	34,991
Cabot Oil & Gas Corp.	144,079	3,961
Chesapeake Energy Corp.	753,989	11,921
Chevron Corp.	2,832,448	199,744
ConocoPhillips	2,078,297	98,781
CONSOL Energy, Inc.	252,596	6,886
Devon Energy Corp.	615,898	37,939
El Paso Corp.	977,521	7,996
EOG Resources, Inc.	347,932	23,579
Exxon Mobil Corp.	7,091,121	542,323
Hess Corp.	395,467	21,992
Marathon Oil Corp.	983,619	26,784
Massey Energy Co.	118,684	1,802
Murphy Oil Corp.	265,548	11,732
Noble Energy, Inc.	240,817	11,783
Occidental Petroleum Corp.	1,129,023	61,588
Peabody Energy Corp. (d)	371,704	9,293
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	164,068	$ 2,402
Range Resources Corp.	216,548	7,761
Southwestern Energy Co. (a)	478,620	15,148
Spectra Energy Corp.	851,843	12,360
Sunoco, Inc.	162,914	7,546
Tesoro Corp.	193,017	3,326
Valero Energy Corp.	719,360	17,351
Williams Companies, Inc.	806,709	11,415
XTO Energy, Inc.	804,122	29,825
		1,243,740
TOTAL ENERGY		1,413,652
FINANCIALS - 10.3%
Capital Markets - 2.0%
American Capital Ltd. (d)	288,228	824
Ameriprise Financial, Inc.	301,952	6,084
Bank of New York Mellon Corp.	1,599,782	41,178
Charles Schwab Corp.	1,304,443	17,727
E*TRADE Financial Corp. (a)(d)	784,511	894
Federated Investors, Inc. Class B (non-vtg.)	123,481	2,410
Franklin Resources, Inc.	210,864	10,210
Goldman Sachs Group, Inc.	616,445	49,766
Invesco Ltd.	536,671	6,327
Janus Capital Group, Inc.	220,059	1,155
Legg Mason, Inc.	197,854	3,178
Morgan Stanley	1,480,474	29,950
Northern Trust Corp.	310,924	17,884
State Street Corp.	602,170	14,012
T. Rowe Price Group, Inc.	360,221	9,935
		211,534
Commercial Banks - 2.1%
BB&T Corp. (d)	770,203	15,242
Comerica, Inc. (d)	209,787	3,495
Fifth Third Bancorp	805,055	1,924
First Horizon National Corp.	286,197	2,725
Huntington Bancshares, Inc. (d)	510,298	1,470
KeyCorp	690,074	5,024
M&T Bank Corp. (d)	107,622	4,188
Marshall & Ilsley Corp. (d)	362,872	2,072
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc. (d)	596,599	$ 19,401
Regions Financial Corp.	964,632	3,338
SunTrust Banks, Inc.	493,651	6,052
U.S. Bancorp, Delaware	2,445,995	36,299
Wells Fargo & Co.	5,882,931	111,187
Zions Bancorp	160,797	2,399
		214,816
Consumer Finance - 0.5%
American Express Co.	1,616,965	27,052
Capital One Financial Corp.	545,998	8,649
Discover Financial Services	669,034	4,784
SLM Corp. (a)	651,424	7,459
		47,944
Diversified Financial Services - 2.5%
Bank of America Corp.	8,913,350	58,650
CIT Group, Inc.	502,615	1,402
Citigroup, Inc.	7,597,014	26,969
CME Group, Inc.	93,380	16,240
IntercontinentalExchange, Inc. (a)	100,713	5,734
JPMorgan Chase & Co.	5,203,150	132,732
Leucadia National Corp. (a)	246,741	3,928
Moody's Corp.	270,781	5,800
NYSE Euronext	369,427	8,127
The NASDAQ Stock Market, Inc. (a)(d)	189,780	4,141
		263,723
Insurance - 2.2%
AFLAC, Inc.	649,806	15,082
Allstate Corp.	747,166	16,191
American International Group, Inc.	3,748,409	4,798
Aon Corp.	376,094	13,934
Assurant, Inc.	163,967	4,329
Cincinnati Financial Corp.	226,372	4,964
Genworth Financial, Inc. Class A (non-vtg.)	603,817	1,401
Hartford Financial Services Group, Inc.	420,024	5,528
Lincoln National Corp.	356,715	5,397
Loews Corp.	504,590	12,312
Marsh & McLennan Companies, Inc.	716,660	13,853
MBIA, Inc.	262,632	1,014
MetLife, Inc.	1,106,318	31,785
Principal Financial Group, Inc.	361,537	5,998
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Progressive Corp.	941,872	$ 11,444
Prudential Financial, Inc.	591,084	15,220
The Chubb Corp.	495,872	21,114
The Travelers Companies, Inc.	814,863	31,486
Torchmark Corp.	118,542	3,556
Unum Group	461,600	6,536
XL Capital Ltd. Class A (d)	461,140	1,337
		227,279
Real Estate Investment Trusts - 0.9%
Apartment Investment & Management Co. Class A	173,234	1,540
AvalonBay Communities, Inc.	107,499	5,570
Boston Properties, Inc.	168,411	7,292
Developers Diversified Realty Corp. (d)	167,678	805
Equity Residential (SBI)	379,217	9,075
HCP, Inc.	352,215	8,221
Health Care REIT, Inc.	151,894	5,743
Host Hotels & Resorts, Inc.	728,468	3,919
Kimco Realty Corp.	319,247	4,591
Plum Creek Timber Co., Inc.	232,517	7,155
ProLogis Trust	370,344	3,707
Public Storage	174,753	10,812
Simon Property Group, Inc.	314,794	13,530
Vornado Realty Trust	191,510	9,731
		91,691
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(d)	310,873	1,119
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	726,651	8,429
People's United Financial, Inc.	484,826	7,932
		16,361
TOTAL FINANCIALS		1,074,467
HEALTH CARE - 15.4%
Biotechnology - 2.3%
Amgen, Inc. (a)	1,477,042	81,016
Biogen Idec, Inc. (a)	406,724	19,787
Celgene Corp. (a)	638,744	33,821
Cephalon, Inc. (a)(d)	95,419	7,364
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)(d)	377,123	$ 25,991
Gilead Sciences, Inc. (a)	1,282,422	65,109
		233,088
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	864,559	50,706
Becton, Dickinson & Co.	338,918	24,629
Boston Scientific Corp. (a)	2,093,222	18,567
C.R. Bard, Inc.	138,291	11,834
Covidien Ltd.	702,019	26,915
DENTSPLY International, Inc.	207,649	5,588
Hospira, Inc. (a)	222,488	5,540
Intuitive Surgical, Inc. (a)(d)	54,527	5,629
Medtronic, Inc.	1,558,878	52,207
St. Jude Medical, Inc. (a)(d)	479,813	17,451
Stryker Corp.	337,699	14,264
Varian Medical Systems, Inc. (a)(d)	173,210	6,431
Zimmer Holdings, Inc. (a)	313,067	11,396
		251,157
Health Care Providers & Services - 2.3%
Aetna, Inc.	642,804	19,927
AmerisourceBergen Corp.	217,779	7,910
Cardinal Health, Inc.	501,322	18,875
CIGNA Corp.	383,167	6,652
Coventry Health Care, Inc. (a)	207,682	3,142
DaVita, Inc. (a)	144,704	6,801
Express Scripts, Inc. (a)	344,974	18,546
Humana, Inc. (a)	235,194	8,921
Laboratory Corp. of America Holdings (a)(d)	150,559	8,913
McKesson Corp.	384,638	17,001
Medco Health Solutions, Inc. (a)	694,274	31,194
Patterson Companies, Inc. (a)	127,111	2,338
Quest Diagnostics, Inc.	220,878	10,900
Tenet Healthcare Corp. (a)	578,730	619
UnitedHealth Group, Inc.	1,683,766	47,701
WellPoint, Inc. (a)	709,635	29,414
		238,854
Health Care Technology - 0.0%
IMS Health, Inc.	253,543	3,681
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	240,557	6,125
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Millipore Corp. (a)(d)	77,007	$ 4,248
PerkinElmer, Inc.	164,649	2,078
Thermo Fisher Scientific, Inc. (a)	585,807	21,048
Waters Corp. (a)	137,053	4,957
		38,456
Pharmaceuticals - 8.0%
Abbott Laboratories	2,163,006	119,917
Allergan, Inc.	428,693	16,342
Bristol-Myers Squibb Co.	2,759,708	59,085
Eli Lilly & Co.	1,394,789	51,356
Forest Laboratories, Inc. (a)	420,143	10,520
Johnson & Johnson	3,867,929	223,141
King Pharmaceuticals, Inc. (a)	343,602	3,003
Merck & Co., Inc.	2,947,313	84,146
Mylan, Inc. (a)(d)	424,772	4,813
Pfizer, Inc.	9,400,091	137,053
Schering-Plough Corp.	2,266,181	39,794
Watson Pharmaceuticals, Inc. (a)	145,830	3,978
Wyeth	1,856,180	79,760
		832,908
TOTAL HEALTH CARE		1,598,144
INDUSTRIALS - 10.2%
Aerospace & Defense - 2.9%
General Dynamics Corp.	543,474	30,831
Goodrich Corp.	171,607	6,634
Honeywell International, Inc.	1,012,492	33,220
L-3 Communications Holdings, Inc.	166,450	13,153
Lockheed Martin Corp.	464,135	38,078
Northrop Grumman Corp.	455,779	21,932
Precision Castparts Corp.	194,362	12,624
Raytheon Co.	577,236	29,220
Rockwell Collins, Inc.	220,694	8,316
The Boeing Co.	1,021,618	43,225
United Technologies Corp.	1,325,220	63,597
		300,830
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	235,881	10,846
Expeditors International of Washington, Inc.	295,615	8,221
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp.	433,892	$ 22,102
United Parcel Service, Inc. Class B	1,387,353	58,949
		100,118
Airlines - 0.1%
Southwest Airlines Co.	1,031,223	7,249
Building Products - 0.0%
Masco Corp.	501,724	3,923
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	148,169	3,590
Cintas Corp.	183,177	4,167
Iron Mountain, Inc. (a)(d)	250,217	5,119
Pitney Bowes, Inc.	287,356	6,397
R.R. Donnelley & Sons Co.	285,784	2,786
Republic Services, Inc.	447,556	11,574
Stericycle, Inc. (a)	119,289	5,836
Waste Management, Inc.	683,889	21,330
		60,799
Construction & Engineering - 0.2%
Fluor Corp.	253,031	9,843
Jacobs Engineering Group, Inc. (a)	171,284	6,624
		16,467
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	241,611	6,502
Emerson Electric Co.	1,069,335	34,967
Rockwell Automation, Inc.	197,261	5,137
		46,606
Industrial Conglomerates - 2.4%
3M Co.	966,025	51,962
General Electric Co.	14,642,259	177,611
Textron, Inc.	336,105	3,035
Tyco International Ltd.	659,299	13,858
		246,466
Machinery - 1.5%
Caterpillar, Inc.	840,948	25,943
Cummins, Inc.	280,725	6,732
Danaher Corp.	356,445	19,936
Deere & Co.	595,274	20,680
Dover Corp.	259,248	7,332
Eaton Corp.	229,881	10,119
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	78,821	$ 4,202
Illinois Tool Works, Inc.	548,698	17,920
Ingersoll-Rand Co. Ltd. Class A	444,409	7,204
ITT Corp.	253,147	11,462
Manitowoc Co., Inc.	181,718	999
PACCAR, Inc.	505,599	13,343
Pall Corp.	164,609	4,291
Parker Hannifin Corp.	224,657	8,584
		158,747
Professional Services - 0.1%
Dun & Bradstreet Corp.	75,159	5,712
Equifax, Inc.	176,082	4,353
Monster Worldwide, Inc. (a)	171,777	1,582
Robert Half International, Inc.	216,280	3,666
		15,313
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp. (d)	391,325	25,925
CSX Corp.	549,915	15,926
Norfolk Southern Corp.	516,193	19,801
Ryder System, Inc.	77,533	2,619
Union Pacific Corp. (d)	705,997	30,916
		95,187
Trading Companies & Distributors - 0.1%
Fastenal Co. (d)	180,144	6,157
W.W. Grainger, Inc.	90,138	6,576
		12,733
TOTAL INDUSTRIALS		1,064,438
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.5%
Ciena Corp. (a)	125,906	786
Cisco Systems, Inc. (a)	8,162,373	122,191
Corning, Inc.	2,166,834	21,907
Harris Corp.	187,630	8,123
JDS Uniphase Corp. (a)	306,479	1,113
Juniper Networks, Inc. (a)	735,998	10,422
Motorola, Inc.	3,159,431	13,996
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	2,307,835	$ 79,736
Tellabs, Inc. (a)	554,871	2,292
		260,566
Computers & Peripherals - 4.6%
Apple, Inc. (a)	1,239,233	111,692
Dell, Inc. (a)	2,412,493	22,919
EMC Corp. (a)	2,844,945	31,408
Hewlett-Packard Co.	3,414,211	118,644
International Business Machines Corp.	1,872,868	171,648
Lexmark International, Inc. Class A (a)(d)	109,295	2,588
NetApp, Inc. (a)	460,269	6,826
QLogic Corp. (a)	178,342	2,019
SanDisk Corp. (a)(d)	315,113	3,602
Sun Microsystems, Inc. (a)	1,029,636	4,283
Teradata Corp. (a)	245,356	3,222
		478,851
Electronic Equipment & Components - 0.3%
Agilent Technologies, Inc. (a)(d)	487,923	8,822
Amphenol Corp. Class A	245,049	6,408
FLIR Systems, Inc. (a)(d)	193,665	4,836
Jabil Circuit, Inc.	293,658	1,709
Molex, Inc.	196,359	2,625
Tyco Electronics Ltd.	637,961	9,034
		33,434
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	235,774	3,178
eBay, Inc. (a)(d)	1,495,321	17,974
Google, Inc. Class A (sub. vtg.) (a)	333,479	112,893
VeriSign, Inc. (a)	270,499	5,223
Yahoo!, Inc. (a)	1,934,568	22,692
		161,960
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	135,992	6,237
Automatic Data Processing, Inc.	708,016	25,722
Cognizant Technology Solutions Corp. Class A (a)	405,934	7,603
Computer Sciences Corp. (a)	211,177	7,780
Convergys Corp. (a)	170,168	1,281
Fidelity National Information Services, Inc.	264,865	4,214
Fiserv, Inc. (a)	223,262	7,089
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. Class A (d)	100,891	$ 13,699
Paychex, Inc.	447,645	10,873
The Western Union Co.	997,556	13,627
Total System Services, Inc.	274,393	3,474
		101,599
Office Electronics - 0.1%
Xerox Corp.	1,206,703	8,013
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)(d)	848,271	1,858
Altera Corp.	414,548	6,376
Analog Devices, Inc.	405,942	8,111
Applied Materials, Inc.	1,870,362	17,525
Broadcom Corp. Class A (a)	619,153	9,814
Intel Corp.	7,753,791	100,024
KLA-Tencor Corp.	235,401	4,717
Linear Technology Corp.	309,105	7,239
LSI Corp. (a)(d)	899,292	2,860
MEMC Electronic Materials, Inc. (a)	312,901	4,255
Microchip Technology, Inc. (d)	253,569	4,810
Micron Technology, Inc. (a)(d)	1,064,731	3,961
National Semiconductor Corp.	271,949	2,758
Novellus Systems, Inc. (a)	136,150	1,878
NVIDIA Corp. (a)	748,701	5,952
Teradyne, Inc. (a)	235,999	1,135
Texas Instruments, Inc.	1,807,301	27,019
Xilinx, Inc.	381,840	6,434
		216,726
Software - 3.5%
Adobe Systems, Inc. (a)	740,187	14,293
Autodesk, Inc. (a)	315,462	5,224
BMC Software, Inc. (a)	261,395	6,621
CA, Inc.	549,120	9,879
Citrix Systems, Inc. (a)(d)	253,235	5,328
Compuware Corp. (a)	343,630	2,234
Electronic Arts, Inc. (a)	447,329	6,907
Intuit, Inc. (a)	446,186	10,106
McAfee, Inc. (a)	212,792	6,488
Microsoft Corp.	10,664,868	182,369
Novell, Inc. (a)	481,307	1,781
Oracle Corp. (a)	5,461,095	91,910
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	146,264	$ 3,892
Symantec Corp. (a)	1,165,456	17,866
		364,898
TOTAL INFORMATION TECHNOLOGY		1,626,047
MATERIALS - 2.9%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	292,150	14,695
CF Industries Holdings, Inc.	79,267	3,726
Dow Chemical Co. (d)	1,287,810	14,926
E.I. du Pont de Nemours & Co.	1,257,950	28,883
Eastman Chemical Co.	101,131	2,624
Ecolab, Inc.	233,722	7,937
International Flavors & Fragrances, Inc.	109,636	3,138
Monsanto Co.	763,861	58,099
PPG Industries, Inc.	228,921	8,603
Praxair, Inc.	429,925	26,767
Rohm & Haas Co. (d)	174,157	9,612
Sigma Aldrich Corp.	174,755	6,305
		185,315
Construction Materials - 0.1%
Vulcan Materials Co. (d)	153,551	7,595
Containers & Packaging - 0.2%
Ball Corp.	131,866	5,056
Bemis Co., Inc.	138,950	3,136
Owens-Illinois, Inc. (a)	232,815	4,423
Pactiv Corp. (a)	183,171	3,960
Sealed Air Corp.	220,086	2,982
		19,557
Metals & Mining - 0.7%
AK Steel Holding Corp.	156,157	1,260
Alcoa, Inc.	1,115,694	8,691
Allegheny Technologies, Inc.	134,238	2,965
Freeport-McMoRan Copper & Gold, Inc. Class B	526,473	13,236
Newmont Mining Corp. (d)	675,152	26,858
Nucor Corp.	437,667	17,852
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (d)	118,632	$ 836
United States Steel Corp.	162,069	4,867
		76,565
Paper & Forest Products - 0.1%
International Paper Co.	596,039	5,436
MeadWestvaco Corp.	238,123	2,772
Weyerhaeuser Co.	294,552	8,053
		16,261
TOTAL MATERIALS		305,293
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	8,215,227	202,259
CenturyTel, Inc.	139,599	3,789
Embarq Corp.	198,144	7,078
Frontier Communications Corp.	433,995	3,520
Qwest Communications International, Inc. (d)	2,042,233	6,576
Verizon Communications, Inc.	3,959,821	118,280
Windstream Corp.	612,585	5,317
		346,819
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	553,017	16,779
Sprint Nextel Corp. (a)	3,982,565	9,678
		26,457
TOTAL TELECOMMUNICATION SERVICES		373,276
UTILITIES - 4.5%
Electric Utilities - 2.5%
Allegheny Energy, Inc.	235,672	7,834
American Electric Power Co., Inc.	562,582	17,637
Duke Energy Corp.	1,763,895	26,723
Edison International	454,202	14,793
Entergy Corp.	263,939	20,154
Exelon Corp.	917,187	49,730
FirstEnergy Corp.	424,960	21,244
FPL Group, Inc.	569,792	29,373
Pepco Holdings, Inc.	301,410	5,368
Pinnacle West Capital Corp.	140,543	4,704
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	522,774	$ 16,028
Progress Energy, Inc.	386,800	14,977
Southern Co.	1,079,815	36,120
		264,685
Gas Utilities - 0.2%
Equitable Resources, Inc.	182,421	6,244
Nicor, Inc.	62,999	2,155
Questar Corp.	241,779	8,216
		16,615
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	937,855	7,418
Constellation Energy Group, Inc.	277,660	7,302
Dynegy, Inc. Class A (a)	705,040	1,488
		16,208
Multi-Utilities - 1.6%
Ameren Corp.	294,779	9,801
CenterPoint Energy, Inc.	479,782	6,419
CMS Energy Corp.	315,349	3,705
Consolidated Edison, Inc.	381,458	15,544
Dominion Resources, Inc.	810,427	28,511
DTE Energy Co.	227,268	7,841
Integrys Energy Group, Inc.	106,538	4,448
NiSource, Inc.	382,313	3,701
PG&E Corp.	503,236	19,460
Public Service Enterprise Group, Inc.	705,529	22,274
SCANA Corp.	163,827	5,618
Sempra Energy	339,637	14,890
TECO Energy, Inc. (d)	296,633	3,563
Wisconsin Energy Corp.	162,993	7,266
Xcel Energy, Inc.	626,005	11,556
		164,597
TOTAL UTILITIES		462,105
TOTAL COMMON STOCKS (Cost $12,389,724)		10,026,842
U.S. Treasury Obligations - 0.5%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.28% to 1.56% 3/26/09 to 7/30/09 (e) (Cost $47,893)	$ 48,000	$ 47,972
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 0.78% (b)	316,090,270	316,090
Fidelity Securities Lending Cash Central Fund, 0.71% (b)(c)	361,950,942	361,951
TOTAL MONEY MARKET FUNDS (Cost $678,041)		678,041
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $13,115,658)		10,752,855
NET OTHER ASSETS - (3.4)%		(354,219)
NET ASSETS - 100%		$ 10,398,636
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,795 CME S&P 500 Index Contracts	March 2009	$ 369,097	$ (20,475)

The face value of futures purchased as a percentage of net assets - 3.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $47,972,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,815
Fidelity Securities Lending Cash Central Fund	4,462
Total	$ 8,277
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,752,855	$ 10,704,883	$ 47,972	$ -
Other Financial Instruments*	$ (20,475)	$ (20,475)	$ -	$ -
* Other financial instruments include Futures Contracts.
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $13,155,164,000. Net unrealized depreciation aggregated $2,402,309,000, of which $2,083,777,000 related to appreciated investment securities and $4,486,086,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2009